THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 94.8%
	AEROSPACE & DEFENSE - 0.8%
8,000	RTX Corporation	$803,120

	APPAREL & TEXTILE PRODUCTS - 1.6%
22,800	NIKE, Inc., Class B	1,718,436

	ASSET MANAGEMENT - 2.3%
3,000	BlackRock, Inc.^	2,361,960

	BANKING - 7.5%
27,500	Bank of America Corporation^	1,093,675
4,000	JPMorgan Chase & Company^	809,040
60,000	Truist Financial Corporation	2,331,000
70,000	US Bancorp	2,779,000
15,000	Wells Fargo & Company^	890,850
		7,903,565
	BIOTECH & PHARMA - 10.1%
60,000	Bristol-Myers Squibb Company	2,491,800
34,000	Gilead Sciences, Inc.	2,332,740
20,000	Johnson & Johnson	2,923,200
100,000	Pfizer, Inc.	2,798,000
		10,545,740
	CHEMICALS - 5.9%
7,000	Avery Dennison Corporation^	1,530,550
20,000	CF Industries Holdings, Inc.^	1,482,400
50,000	Chemours Company (The)^	1,128,500
40,000	Nutrien Ltd. ^	2,036,400
		6,177,850
	DIVERSIFIED INDUSTRIALS - 2.0%
10,000	Honeywell International, Inc.^	2,135,400

	ELECTRIC UTILITIES - 6.4%
20,000	CenterPoint Energy, Inc.^	619,600
40,000	Dominion Energy, Inc.	1,960,000
20,000	Duke Energy Corporation^	2,004,600

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 94.8% (Continued)
	ELECTRIC UTILITIES - 6.4% (Continued)
28,000	SEMPRA	$2,129,680
		6,713,880
	FOOD - 6.4%
35,000	General Mills, Inc.	2,214,100
10,000	Hershey Company (The)^	1,838,300
37,500	Hormel Foods Corporation	1,143,375
47,000	Kraft Heinz Company (The)	1,514,340
		6,710,115
	HOME & OFFICE PRODUCTS - 0.3%
50,000	Newell Brands, Inc.	320,500

	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
7,000	Morgan Stanley^	680,330

	INSURANCE - 0.6%
5,000	Prudential Financial, Inc.^	585,950

	LEISURE FACILITIES & SERVICES - 2.3%
30,000	Starbucks Corporation^	2,335,500

	LEISURE PRODUCTS - 0.8%
15,000	Hasbro, Inc.	877,500

	MEDICAL EQUIPMENT & DEVICES - 2.5%
33,000	Medtronic PLC	2,597,430

	METALS & MINING - 1.4%
40,000	Barrick Gold Corporation	667,200
20,000	Newmont Corporation	837,400
		1,504,600
	OIL & GAS PRODUCERS - 8.0%
20,000	Chesapeake Energy Corporation^	1,643,800
21,000	Chevron Corporation^	3,284,820
15,000	EOG Resources, Inc.^	1,888,050

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 94.8% (Continued)
	OIL & GAS PRODUCERS - 8.0% (Continued)
13,500	Exxon Mobil Corporation^	$1,554,120
		8,370,790
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
30,000	Schlumberger Ltd.^	1,415,400

	RETAIL - CONSUMER STAPLES - 2.8%
10,000	Target Corporation^	1,480,400
120,000	Walgreens Boots Alliance, Inc.	1,451,400
		2,931,800
	SEMICONDUCTORS - 3.9%
70,000	Intel Corporation	2,167,900
5,000	QUALCOMM, Inc.^	995,900
5,000	Texas Instruments, Inc.^	972,650
		4,136,450
	SOFTWARE - 1.7%
12,500	Oracle Corporation^	1,765,000

	TECHNOLOGY HARDWARE - 5.2%
70,000	Cisco Systems, Inc. ^	3,325,700
55,000	Corning, Inc.^	2,136,750
		5,462,450
	TECHNOLOGY SERVICES - 4.7%
8,000	Accenture PLC, Class A^	2,427,280
14,100	International Business Machines Corporation^	2,438,595
		4,865,875
	TELECOMMUNICATIONS - 6.0%
200,000	AT&T, Inc.^	3,822,000
61,000	Verizon Communications, Inc.	2,515,640
		6,337,640
	TIMBER REIT - 1.2%
45,000	Weyerhaeuser Company	1,277,550

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares					Fair Value
	COMMON STOCKS — 94.8% (Continued)
	TOBACCO & CANNABIS - 1.7%
40,000	Altria Group, Inc.^				$1,822,000

	TRANSPORTATION & LOGISTICS - 3.1%
24,000	United Parcel Service, Inc., B^				3,284,400

	WHOLESALE - CONSUMER STAPLES - 3.6%
15,000	Bunge Global S.A.^				1,601,550
30,000	Sysco Corporation				2,141,700
					3,743,250

	TOTAL COMMON STOCKS (Cost $118,593,457)				99,384,481

	SHORT-TERM INVESTMENTS — 5.4%
	MONEY MARKET FUNDS - 5.4%
106,731	First American Treasury Obligations Fund, Class X, 5.21%(a)				106,731
5,603,516	JPMorgan US Treasury Plus Money Market Fund, Class L, 5.14%(a)				5,603,516
	TOTAL MONEY MARKET FUNDS (Cost $5,710,247)				5,710,247

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,710,247)				5,710,247

Contracts(b)
	EQUITY OPTION PURCHASED* - 0.1%	Expiration Date	Exercise Price	Notional Value
	PUT OPTION PURCHASED - 0.1%
200	SPDR S&P 500 ETF Trust	10/18/2024	$500	$10,884,400	$72,600
	TOTAL PUT OPTION PURCHASED (Cost - $124,940)

	TOTAL EQUITY OPTION PURCHASED (Cost - $124,940)				72,600

	TOTAL INVESTMENTS - 100.3% (Cost $124,428,644)				$105,167,328
	CALL OPTIONS WRITTEN - (0.5)% (Premiums received - $596,261)				(519,585)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%				179,934
	NET ASSETS - 100.0%				$104,827,677

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Contracts(b)
	WRITTEN EQUITY OPTIONS* - (0.5)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.5)%
40	Accenture plc	07/19/2024	$305	$1,213,640	$18,400
200	Altria Group, Inc.	07/19/2024	45	911,000	19,800
400	AT&T, Inc.	07/19/2024	18	764,400	45,200
35	Avery Dennison Corporation	07/19/2024	220	765,275	17,045
140	Bank of America Corporation	07/19/2024	40	556,780	13,020
15	BlackRock, Inc.	07/19/2024	790	1,180,980	25,050
75	Bunge Global S.A.	07/19/2024	105	800,775	18,000
100	CenterPoint Energy, Inc.	07/19/2024	31	309,800	4,000
100	CF Industries Holdings, Inc.	07/19/2024	73	741,200	33,000
100	Chemours Company (The)	07/19/2024	23	225,700	6,000
50	Chesapeake Energy Corporation	07/19/2024	83	410,950	10,000
70	Chevron Corporation	07/19/2024	160	1,094,940	9,380
100	Cisco Systems, Inc.	08/16/2024	48	475,100	15,700
275	Corning, Inc.	07/19/2024	40	1,068,375	9,625
100	Duke Energy Corporation	07/19/2024	100	1,002,300	15,100
50	EOG Resources, Inc.	07/19/2024	124	629,350	18,000
65	Exxon Mobil Corporation	07/19/2024	114	748,280	18,525
40	Hershey Company (The)	07/19/2024	185	735,320	12,800
50	Honeywell International, Inc.	07/19/2024	210	1,067,700	25,000
70	International Business Machines Corporation	07/19/2024	175	1,210,650	16,240
20	JPMorgan Chase & Company	07/19/2024	195	404,520	17,400
35	Morgan Stanley	07/19/2024	98	340,165	9,345
100	Nutrien Ltd.	07/19/2024	53	509,100	6,000
60	Oracle Corporation	07/19/2024	145	847,200	7,920
50	Prudential Financial, Inc.	07/19/2024	115	585,950	20,550
25	QUALCOMM, Inc.	07/19/2024	200	497,950	14,750
150	Schlumberger N.V.	07/19/2024	48	707,700	14,250
60	Starbucks Corporation	07/19/2024	80	467,100	5,160
50	Target Corporation	07/19/2024	150	740,200	11,250
50	Texas Instruments, Inc.	07/19/2024	195	972,650	20,100
60	United Parcel Service, Inc.	07/19/2024	135	821,100	24,300
75	Wells Fargo & Company	07/19/2024	58	445,425	18,675
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $596,261)				519,585

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $596,261)				$519,585

ETF	- Exchange-Traded Fund
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

* ^ (a)	Non-income producing security. Security is subject to written calls options. Rate disclosed is the seven-day effective yield as of June 30, 2024.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.